July 6, 2017

James E. O’Connor, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Capital Appreciation & Income Fund, Inc. (“Registrant” or “Corporation”)

 consisting of the following series and classes:

  T. Rowe Price Capital Appreciation & Income Fund

  T. Rowe Price Capital Appreciation & Income Fund—I Class

  T. Rowe Price Capital Appreciation & Income Fund—Advisor Class

 File No.: 811-23212

Dear Mr. O’Connor:

Pursuant to Section 6 of the Securities Act of 1933 and Section 8 of the Investment Company Act of 1940, we are hereby filing the Initial Registration Statement of the above-referenced investment company, including the registration of an indefinite number of shares of capital stock to be issued by the Registrant.

On November 4, 2016, a notification of registration was filed on Form N-8A for the Registrant. This filing on Form N-1A is submitted for the purpose of registering T. Rowe Price Capital Appreciation & Income Fund, Inc. and its series and classes called T. Rowe Price Capital Appreciation & Income Fund, T. Rowe Price Capital Appreciation & Income Fund—I Class, and T. Rowe Price Capital Appreciation & Income Fund—Advisor Class, respectively.

The filing contains one prospectus, which includes the new series and each of its classes.

We have not yet obtained NASDAQ ticker symbols, however, once they are received, they will be added to the front cover of the prospectus and the Statement of Additional Information (the “SAI”). In addition, financial statements for the new Corporation will be included in the next filing of the SAI once an initial seed audit for the Corporation has been completed.

The SAI is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds) with changes made to reflect the addition of the new fund.

We are seeking an effective date of September 5, 2017.

If you have any questions about this filing, please give me a call at 410-345-6646 or, in my absence, Vicki Horwitz at 410-577-5024, or Tawanda Cottman at 410-345-4981.

Sincerely,

/s/Brian R. Poole
Brian R. Poole
Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc.